Consolidated Statement of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Net income	$ 12,022	$ 16,483	$ 16,604
Other comprehensive income/(loss), before tax
Foreign currency translation adjustments (Note L)	(1,636)	(1,335)	(44)
Net changes related to available-for-sale securities (Note L)
Unrealized gains/(losses) arising during the period	(29)	(4)	8
Reclassification of (gains)/losses to net income	5	(8)	(42)
Subsequent changes in previously impaired securities arising during the period	0	4	20
Total net changes related to available-for-sale securities	(24)	(8)	(14)
Unrealized gains/(losses) on cash flow hedges (Note L)
Unrealized gains/(losses) arising during the period	958	43	32
Reclassification of (gains)/losses to net income	(97)	(166)	(253)
Total unrealized gains/(losses) on cash flow hedges	861	(123)	(220)
Retirement-related benefit plans (Note L)
Prior service costs/(credits)	1	16
Net (losses)/gains arising during the period	(9,799)	5,369	(7,489)
Curtailments and settlements	24	(3)	(2)
Amortization of prior service (credits)/costs	(114)	(114)	(148)
Amortization of net (gains)/losses	2,531	3,499	2,457
Total retirement-related benefit plans	(7,357)	8,767	(5,182)
Other comprehensive income/(loss), before tax (Note L)	(8,156)	7,301	(5,460)
Income tax (expense)/benefit related to items of other comprehensive income (Note L)	1,883	(3,144)	1,587
Other comprehensive income/(loss) (Note L)	(6,274)	4,157	(3,874)
Total comprehensive income	$ 5,748	$ 20,641	$ 12,731